INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands				12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax provision at the federal statutory rate of 21%				$ 132,500	$ 111,808	$ 99,860
State income taxes, net of effect of federal tax benefit				8,803	10,274	7,657
Stock-based compensation				(112,203)	(90,374)	(92,140)
Research credits				(21,306)	(27,248)	(6,701)
Change in valuation allowance for foreign tax credits				29,787	0	0
Foreign income taxed at a different statutory rate				4,884	3,526	13,129
Withholding taxes				2,933	5,023	3,566
Change in uncertain tax positions				(5,770)	(637)	(1,780)
Non-taxable foreign currency exchange gains and losses				688	(557)	(2,086)
Transition tax				0	0	(3,178)
Other, net				2,957	3,265	(3,855)
Income tax (benefit) provision	$ 43,273	$ 15,080	$ 14,472	$ 43,273	$ 15,080	$ 14,472